UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.

(a)

Castellan Targeted Equity ETF Ticker: CTEF Listed on: Cboe BZX Exchange, Inc.	November 30, 2025 Semi-Annual Shareholder Report https://castellanetf.com/ctef/

This semi-annual shareholder report contains important information about the Castellan Targeted Equity ETF (the “Fund”) for the period of June 17, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://castellanetf.com/ctef/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$24	0.45%

KEY FUND STATISTICS (as of Period End)
Net Assets	$470,307,048	Portfolio Turnover Rate*	40%
# of Portfolio Holdings	29	Advisory Fees Paid	$848,978
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET WEIGHTING (as a % of Net Assets)
Common Stocks	98.1%
Purchased Options	1.4%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Western Digital Corp.	7.5%
Lam Research Corp.	7.3%
Comfort Systems USA, Inc.	6.1%
InterDigital, Inc.	5.7%
Universal Health Services, Inc. - Class B	5.2%
Tenet Healthcare Corp.	5.2%
Halozyme Therapeutics, Inc.	5.0%
AppLovin Corp. - Class A	4.9%
McKesson Corp.	4.7%
NVIDIA Corp.	4.6%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://castellanetf.com/ctef/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: November 30, 2025

Castellan Targeted Income ETF Ticker: CTIF Listed on: Cboe BZX Exchange, Inc.	November 30, 2025 Annual Shareholder Report https://castellanetf.com/ctif/

This semi-annual shareholder report contains important information about the Castellan Targeted Income ETF (the “Fund”) for the period of June 24, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://castellanetf.com/ctif/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.45%

KEY FUND STATISTICS (as of Period End)
Net Assets	$152,803,490	Portfolio Turnover Rate*	17%
# of Portfolio Holdings	44	Advisory Fees Paid	$270,434
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET WEIGHTING (as a % of Net Assets)
Common Stocks	97.6%
Exchange Traded Funds	1.5%
Cash and Cash Equivalents	0.9%

TOP 10 HOLDINGS (as a % of Net Assets)
Parker-Hannifin Corp.	6.1%
Caterpillar, Inc.	5.9%
Broadcom, Inc.	5.7%
Analog Devices, Inc.	5.7%
Microsoft Corp.	5.3%
Eaton Corp. PLC	5.1%
Kroger Co.	5.0%
Snap-on, Inc.	5.0%
Broadridge Financial Solutions, Inc.	4.8%
General Dynamics Corp.	4.7%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://castellanetf.com/ctif/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: November 30, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments
(a)

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Consumer Discretionary - 17.9%
Apparel, Accessories & Luxury Goods - 4.2%
Tapestry, Inc. (a)	179,952	$19,665,154

Hotels, Resorts & Cruise Lines - 10.4%
Booking Holdings, Inc. (a)	3,413	16,773,837
Carnival Corp. (b)	746,788	19,252,195
Norwegian Cruise Line Holdings Ltd. (a)(b)(c)	695,094	12,831,435
		48,857,467
Other Specialty Retail - 3.3%
Tractor Supply Co. (a)	284,054	15,560,478
Total Consumer Discretionary		84,083,099

Energy - 3.6%
Oil & Gas Storage & Transportation - 3.6%
Cheniere Energy, Inc. (a)	80,082	16,693,894

Financials - 8.7%
Consumer Finance - 4.5%
Synchrony Financial (a)	274,273	21,217,759

Property & Casualty Insurance - 4.2%
Allstate Corp.	92,832	19,771,359
Total Financials		40,989,118

Health Care - 20.0%
Biotechnology - 5.0%
Halozyme Therapeutics, Inc. (a)(b)	329,072	23,495,741

Health Care Distributors - 4.6%
McKesson Corp. (a)	24,864	21,908,168

Health Care Facilities - 10.4%
Tenet Healthcare Corp. (a)(b)	112,305	24,352,216
Universal Health Services, Inc. - Class B	100,454	24,473,608
		48,825,824
Total Health Care		94,229,733

Industrials - 14.4%
Building Products - 4.3%
Modine Manufacturing Co. (a)(b)	126,317	20,479,775

Construction & Engineering - 6.1%
Comfort Systems USA, Inc. (a)	29,196	28,522,741

The accompanying notes are an integral part of these financial statements.

1

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.1% (CONTINUED)		Shares		Value
Construction Machinery & Heavy Transportation Equipment - 4.0%
Blue Bird Corp. (b)		359,860		$18,791,889
Total Industrials				67,794,405

Information Technology - 33.5% (d)
Application Software - 10.6%
AppLovin Corp. - Class A (b)		38,721		23,212,465
InterDigital, Inc. (a)		74,764		26,746,821
				49,959,286
Semiconductor Materials & Equipment - 7.3%
Lam Research Corp. (c)		220,535		34,403,460

Semiconductors - 4.6%
NVIDIA Corp. (a)		121,198		21,452,046

Systems Software - 3.5%
Microsoft Corp. (a)		33,642		16,552,201

Technology Hardware, Storage & Peripherals - 7.5%
Western Digital Corp. (c)		215,686		35,227,994
Total Information Technology				157,594,987
TOTAL COMMON STOCKS (Cost $334,788,797)				461,385,236

PURCHASED OPTIONS - 1.4% (b)	Notional Amount	Contracts
Call Options - 1.4% (c)(e)(f)
Lam Research Corp., Expiration: 12/19/2025; Exercise Price: $95.01 (k)	$5,928,000	380		2,325,311
Norwegian Cruise Line Holdings Ltd., Expiration: 01/16/2026; Exercise Price: $20.01 (k)	2,416,414	1,309		71,603
Western Digital Corp., Expiration: 01/16/2026; Exercise Price: $75.01 (k)	7,872,506	482		4,286,156
TOTAL PURCHASED OPTIONS (Cost $1,132,035)				6,683,070

EXCHANGE TRADED FUNDS - 0.0%(g)		Shares
Alpha Architect 1-3 Month Box ETF (b)(h)		731		83,773
TOTAL EXCHANGE TRADED FUNDS (Cost $81,992)				83,773

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%
First American Government Obligations Fund - Class X, 3.92% (i)		13,065,405		13,065,405
TOTAL MONEY MARKET FUNDS (Cost $13,065,405)				13,065,405

TOTAL INVESTMENTS - 102.3% (Cost $349,068,229)				$481,217,484
Liabilities in Excess of Other Assets - (2.3)% (j)			(0.02320)	(10,910,436)
TOTAL NET ASSETS - 100.0%				$470,307,048
The accompanying notes are an integral part of these financial statements.

2

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $228,096,662.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	Represents less than 0.05% of net assets.
(h)	Affiliated security as defined by the Investment Company Act of 1940.
(i)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(j)	Includes cash of $676,591 that is pledged as collateral for written options.
(k)	FLexible EXchange® Options.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.5)%	Notional Amount	Contracts	Value
Call Options - (2.5)% (a)(b)
Lam Research Corp., Expiration: 12/19/2025; Exercise Price: $105.01 (c)	$(11,856,000)	(760)	$(3,898,800)
Norwegian Cruise Line Holdings Ltd., Expiration: 01/16/2026; Exercise Price: $23.01 (c)	(4,832,828)	(2,618)	(30,107)
Western Digital Corp., Expiration: 01/16/2026; Exercise Price: $85.01 (c)	(15,745,012)	(964)	(7,624,642)
TOTAL WRITTEN OPTIONS (Premiums received $1,207,115)			$(11,553,549)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

3

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Consumer Staples - 9.3%
Food Retail - 5.0%
Kroger Co. (a)	113,456	$7,633,320

Household Products - 4.3%
Procter & Gamble Co. (a)(b)	44,033	6,523,929
Total Consumer Staples		14,157,249

Financials - 4.0%
Asset Management & Custody Banks - 4.0%
Ameriprise Financial, Inc. (a)(b)	13,293	6,058,152

Health Care - 8.4%
Health Care Equipment - 4.0%
Abbott Laboratories (a)(b)	48,243	6,218,523

Managed Health Care - 4.4%
Elevance Health, Inc. (a)(b)	19,787	6,693,150
Total Health Care		12,911,673

Industrials - 47.8% (c)
Aerospace & Defense - 4.7%
General Dynamics Corp. (a)	20,913	7,144,508

Construction Machinery & Heavy Transportation Equipment - 5.9%
Caterpillar, Inc. (a)(b)	15,790	9,091,250

Data Processing & Outsourced Services - 4.8%
Broadridge Financial Solutions, Inc. (a)(b)	32,039	7,307,776

Electrical Components & Equipment - 9.6%
Eaton Corp. PLC (a)(b)	22,625	7,825,761
Hubbell, Inc. (a)(b)	15,802	6,817,457
		14,643,218
Human Resource & Employment Services - 3.5%
Automatic Data Processing, Inc. (a)(b)	21,074	5,380,192

Industrial Machinery & Supplies & Components - 15.2%
Illinois Tool Works, Inc. (a)(b)	25,223	6,287,589
Parker-Hannifin Corp. (a)(b)	10,838	9,339,105
Snap-on, Inc. (a)(b)	22,334	7,594,677
		23,221,371

The accompanying notes are an integral part of these financial statements.

4

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 4.1%
WW Grainger, Inc. (a)(b)	6,552	$6,215,424
Total Industrials		73,003,739

Information Technology - 24.1%
IT Consulting & Other Services - 4.1%
Accenture PLC - Class A (a)(b)	24,690	6,172,500

Semiconductors - 11.4%
Analog Devices, Inc. (a)(b)	32,732	8,685,109
Broadcom, Inc. (a)	21,695	8,742,217
		17,427,326
Systems Software - 8.6%
Microsoft Corp. (a)(b)	16,513	8,124,561
Oracle Corp. (a)	25,044	5,057,636
		13,182,197
Total Information Technology		36,782,023

Materials - 4.0%
Specialty Chemicals - 4.0%
RPM International, Inc. (a)(b)	57,602	6,177,814
TOTAL COMMON STOCKS (Cost $135,189,015)		149,090,650

EXCHANGE TRADED FUNDS - 1.5%
Alpha Architect 1-3 Month Box ETF (b)(d)(e)	19,648	2,251,661
TOTAL EXCHANGE TRADED FUNDS (Cost $2,210,706)		2,251,661

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.92% (f)	528,149	528,149
TOTAL MONEY MARKET FUNDS (Cost $528,149)		528,149

TOTAL INVESTMENTS - 99.4% (Cost $137,927,870)		$151,870,460
Other Assets in Excess of Liabilities - 0.6% (g)		933,030
TOTAL NET ASSETS - 100.0%		$152,803,490

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

5

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $90,253,983.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Non-income producing security.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(g)	Includes cash of $1,313,109 that is pledged as collateral for written options.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

6

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Call Options - (0.3)% (a)(b)
Abbott Laboratories, Expiration: 12/19/2025; Exercise Price: $131.95 (c)	$(1,237,440)	(96)	$(12,039)
Accenture PLC, Expiration: 12/19/2025; Exercise Price: $279.95 (c)	(1,225,000)	(49)	(13,083)
Ameriprise Financial, Inc., Expiration: 12/19/2025; Exercise Price: $453.95 (c)	(1,184,924)	(26)	(29,111)
Analog Devices, Inc., Expiration: 12/19/2025; Exercise Price: $270.20	(1,724,710)	(65)	(30,740)
Automatic Data Processing, Inc., Expiration: 12/19/2025; Exercise Price: $260.61 (c)	(1,072,260)	(42)	(8,495)
Broadcom, Inc., Expiration: 12/19/2025; Exercise Price: $458.76	(1,732,728)	(43)	(21,077)
Broadridge Financial Solutions, Inc., Expiration: 12/19/2025; Exercise Price: $231.66 (c)	(1,459,776)	(64)	(20,272)
Caterpillar, Inc., Expiration: 12/19/2025; Exercise Price: $601.84 (c)	(1,784,856)	(31)	(20,245)
Eaton Corp. PLC, Expiration: 12/19/2025; Exercise Price: $359.01 (c)	(1,556,505)	(45)	(21,201)
Elevance Health, Inc., Expiration: 12/19/2025; Exercise Price: $340.62 (c)	(1,319,214)	(39)	(38,363)
General Dynamics Corp., Expiration: 12/12/2025; Exercise Price: $347.93 (c)	(1,434,846)	(42)	(10,039)
Hubbell, Inc., Expiration: 12/19/2025; Exercise Price: $430.99 (c)	(1,337,433)	(31)	(37,062)
Illinois Tool Works, Inc., Expiration: 12/19/2025; Exercise Price: $251.13 (c)	(1,246,400)	(50)	(17,331)
Kroger Co., Expiration: 12/12/2025; Exercise Price: $69.20 (c)	(1,520,528)	(226)	(28,844)
Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $497.15 (c)	(1,623,633)	(33)	(26,297)
Oracle Corp., Expiration: 12/19/2025; Exercise Price: $248.62 (c)	(1,009,750)	(50)	(9,556)
Parker-Hannifin Corp., Expiration: 12/19/2025; Exercise Price: $842.67 (c)	(1,895,740)	(22)	(65,926)
Procter & Gamble Co., Expiration: 12/19/2025; Exercise Price: $153.01 (c)	(1,303,808)	(88)	(7,562)
Rpm International, Inc., Expiration: 12/19/2025; Exercise Price: $109.42 (c)	(1,233,375)	(115)	(19,827)
Snap-on, Inc., Expiration: 12/19/2025; Exercise Price: $341.89	(1,530,225)	(45)	(27,687)
WW Grainger, Inc., Expiration: 12/19/2025; Exercise Price: $943.65 (c)	(1,233,219)	(13)	(25,881)
TOTAL WRITTEN OPTIONS (Premiums received $364,738)			$(490,638)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

7

CASTELLAN ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

	Castellan Targeted Equity ETF	Castellan Targeted Income ETF
ASSETS:
Investments in unaffiliated securities, at value (See Note 2)	$481,133,711	$149,618,799
Investments in affiliated securities, at value (See Note 2 and See Note 6)	83,773	2,251,661
Cash	554,517	573,647
Dividends receivable	136,692	165,095
Deposit at broker for written options	122,074	739,462
Total assets	482,030,767	153,348,664

LIABILITIES:
Written option contracts, at value (See Note 2)	11,553,549	490,638
Payable to adviser (See Note 3)	170,170	54,536
Total liabilities	11,723,719	545,174
NET ASSETS	$470,307,048	$152,803,490

NET ASSETS CONSISTS OF:
Paid-in capital	$357,189,080	$148,787,998
Total distributable earnings	113,117,968	4,015,492
Total net assets	$470,307,048	$152,803,490

Net assets	$470,307,048	$152,803,490
Shares issued and outstanding(a)	7,080,000	2,965,000
Net asset value per share	$66.43	$51.54

COST:
Investments in unaffiliated securities, at cost	$348,986,237	$135,717,164
Investments in affiliated securities, at cost	81,992	2,210,706

PROCEEDS:
Written options premium received	$1,207,115	$364,738

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

CASTELLAN ETFs
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

	Castellan Targeted Equity ETF(a)	Castellan Targeted Income ETF(b)
INVESTMENT INCOME:
Dividend income	$1,022,022	$932,991
Less: Dividend withholding taxes, net	(185)	—
Total investment income	1,021,837	932,991

EXPENSES:
Investment advisory fee (See Note 3)	848,978	270,434
Total expenses	848,978	270,434
NET INVESTMENT INCOME (LOSS)	172,859	662,557

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:	36,451,338	3,952,083
Investments in unaffiliated securities	(6,600,487)	(811,666)
Investments in affiliated securities	208,227	—
In-kind redemptions in unaffiliated securities	42,401,415	4,404,925
Written option contracts	422,809	358,823
Payments from affiliates	19,374	—
Net realized gain (loss)	36,451,338	3,952,082

Net change in unrealized appreciation (depreciation) on:	121,802,821	13,816,690
Investments in unaffiliated securities(c)	86,877,117	1,267,953
Investments in affiliated securities(c)	(36,912)	35,338
Written option contracts	(10,346,434)	(125,900)
Net change in unrealized appreciation (depreciation)	76,493,771	1,177,391
Net realized and unrealized gain (loss)	112,945,109	5,129,473
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,117,968	$5,792,030

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was June 24, 2025.
(c)	Change in unrealized appreciation (depreciation) does not include net unrealized appreciation (depreciation) in connection with securities received from in-kind exchanges. See Note 1 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

CASTELLAN ETFs

STATEMENT OF CHANGES IN NET ASSETS

	Castellan Targeted Equity ETF	Castellan Targeted Income ETF
	Period ended November 30, 2025(a) (Unaudited)	Period ended November 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$172,859	$662,557
Net realized gain (loss)	36,451,338	3,952,082
Net change in unrealized appreciation (depreciation)	76,493,771	1,177,391
Net increase (decrease) in net assets from operations	113,117,968	5,792,030

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,776,538)
Total distributions to shareholders	—	(1,776,538)

CAPITAL TRANSACTIONS:
Shares sold	122,828,616	53,351,884
Shares issued from reorganization (See Note 1)	311,589,995	106,137,247
Shares redeemed	(77,230,935)	(10,701,214)
ETF transaction fees (See Note 1)	1,404	81
Net increase (decrease) in net assets from capital transactions	357,189,080	148,787,998

NET INCREASE (DECREASE) IN NET ASSETS	470,307,048	152,803,490

NET ASSETS:
Beginning of the period	—	—
End of the period	$470,307,048	$152,803,490

SHARES TRANSACTIONS
Shares sold	2,160,000	1,050,000
Shares issued from reorganization (See Note 1)	6,230,000	2,125,000
Shares redeemed	(1,310,000)	(210,000)
Total increase (decrease) in shares outstanding	7,080,000	2,965,000

(a)	Inception date of the Fund was June 17, 2025.
(b)	Inception date of the Fund was June 24, 2025.
The accompanying notes are an integral part of these financial statements.

CASTELLAN ETFs
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
Castellan Targeted Equity ETF
11/30/2025(g)(h)	$50.01	0.02	16.40(k)	16.42	–	–	0.00(i)	$66.43	32.82%	$470,307	0.45%	0.09%	40%
Castellan Targeted Income ETF
11/30/2025(g)(j)	$49.95	0.25	1.98	2.23	(0.64)	(0.64)	0.00(i)	$51.54	4.48%	$152,803	0.45%	1.11%	17%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Unaudited.
(h)	Inception date of the Fund was June 17, 2025.
(i)	Amount represents less than $0.005 per share.
(j)	Inception date of the Fund was June 24, 2025.
(k)	Includes increase in payments by affiliates of less than $0.01.

The accompanying notes are an integral part of these financial statements.

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Castellan Targeted Equity ETF (“CTEF”) and Castellan Targeted Income ETF (“CTIF”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
CTEF	June 17, 2025	10,000	Cboe BZX Exchange, Inc.
CTIF	June 24, 2025	10,000	Cboe BZX Exchange, Inc.
The investment objective for each Fund is to:

Fund	Investment Objective
CTEF	seeks to achieve capital appreciation.
CTIF	seeks to provide current income with an opportunity for capital appreciation.

As part of CTEF’s commencement of operations on June 17, 2025, CTEF received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $311,589,995 of securities which were recorded at their current value to align CTEF’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, CTEF elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of June 17, 2025, was $266,280,945, resulting in net unrealized appreciation on investments of $45,309,050 as of that date. As a result of the in-kind contribution, CTEF issued 6,230,000 shares at a $50.01 per share net asset value.

As part of CTIF’s commencement of operations on June 24, 2025, CTIF received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $106,137,247 of securities which were recorded at their current value to align CTIF’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, CTIF elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of June 24, 2025, was $93,497,948, resulting in net unrealized appreciation on investments of $12,639,299 as of that date. As a result of the in-kind contribution, CTIF issued 2,125,000 shares at a $49.95 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Funds is November 30, 2025, and the period covered by these Notes to Financial Statements are from June 17, 2025 to November 30, 2025 for CTEF and from June 24, 2025 to November 30, 2025 for CTIF (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
CTEF
Assets
Investments
Common Stocks	$461,385,236	$—	$—	$461,385,236
Purchased Options	—	6,683,070	—	6,683,070
Exchange Traded Funds	83,773	—	—	83,773
Money Market Funds	13,065,405	—	—	13,065,405
Total Investments	$474,534,414	$6,683,070	$—	$481,217,484

Liabilities
Investments
Written Options	$—	$(11,553,549)	$—	$(11,553,549)
Total Investments	$—	$(11,553,549)	$—	$(11,553,549)

CTIF
Assets
Investments
Common Stocks	$149,090,650	$—	$—	$149,090,650
Exchange Traded Funds	2,251,661	—	—	2,251,661
Money Market Funds	528,149	—	—	528,149
Total Investments	$151,870,460	$—	$—	$151,870,460

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities
Investments
Written Options	$—	$(490,638)	$—	$(490,638)
Total Investments	$—	$(490,638)	$—	$(490,638)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Options Contracts. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). The Funds’ portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. Each Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of a Fund. Each Fund receives premiums in exchange for its written FLEX Options and pays premiums in exchange for its purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the applicable Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the applicable Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the applicable Fund has realized a gain or loss. If a put option

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

is exercised, the premium reduces the cost basis of the securities purchased by the applicable Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of the current fiscal period are as follows:

	Equity Risk
	Asset Derivatives	Liability Derivatives
	Purchased Options, at Value	Written Options, at Value
CTEF	$6,683,070	$11,553,549
CTIF	N/A	$490,638

The effects of derivative instruments on the Statement of Operations for the current fiscal period are as follows:

	Equity Risk
	Amount of Realized Gain/(Loss) on Derivatives(a)
	Purchased Options	Purchased Options In-Kind	Written Options	Written Options In-Kind	Totals
CTEF	$(375,947)	$—	$422,809	$—	$46,862
CTIF	(172)	—	358,823	—	358,651
(a) Realized gain (loss) on purchased options is included within the net realized (loss) on investments balance on the Statements of Operations.

	Equity Risk
	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives(a)
	Purchased Options	Written Options	Totals
CTEF	$5,551,035	$(10,346,434)	$(4,795,399)
CTIF	N/A	$(125,900)	$(125,900)
(a) Unrealized gain (loss) on purchased options is included within the change in net unrealized gain (loss) on investments balance on the Statements of Operations.

The average volume of derivative activity for the current fiscal period is as follows:

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

	Purchased Options	Written Options
	Average Monthly Market Value	Average Monthly Market Value
CTEF	$16,842,538	$33,730,011
CTIF	N/A	$22,541,256

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for CTEF are declared and paid on an annual basis for the Funds and distributions to shareholders from net investment income for CTIF are declared and paid on a quarterly basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period.

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. There were no reclassifications made during the current fiscal period as both the Funds commenced operations during the period.

J.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

CTEF	0.45%
CTIF	0.45%

Castellan Group, LLC (“Castellan”) and Arin Risk Advisors, LLC (“Arin”) ((individually, a “Sub-Adviser”, or collectively, the “Sub-Advisers”) serves as the investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a sub-advisory agreement between the Adviser and Castellan, Castellan evaluates potential investments using publicly available information, and uses both fundamental analyses and quantitative methods.

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a sub-advisory agreement between the Trust, the Adviser, Castellan and Arin, Arin has discretion to select each Fund’s options transactions and the broker-dealers to execute Fund transactions in accordance with a Fund’s objectives, policies, and restrictions and Castellan’s instructions.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
CTEF	$143,520,887	$149,504,865
CTIF	20,009,229	21,061,827

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
CTEF	$115,467,018	77,278,167
CTIF	52,241,366	10,864,353

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

CTEF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying fund have the same investment adviser. CTEF had the following transactions with such affiliated funds during the current fiscal period:

Alpha Architect 1-3 Month Box
Value, Beginning of Period	$11,612,078
Purchases	35,199,570
Proceeds from Sales	(46,899,190)
Net Realized Gains (Losses)	208,227
Change in Unrealized Appreciation (Depreciation)	(36,912)
Value, End of Period	$83,773
Dividend Income	$—

Shares, Beginning of Period	103,246
Number of Shares Purchased	311,855
Number of Shares Sold	(414,370)
Shares, End of Period	731

CASTELLAN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

CTIF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying fund have the same investment adviser. CTIF had the following transactions with such affiliated funds during the current fiscal period:

Alpha Architect 1-3 Month Box
Value, Beginning of Period	$1,319,902
Purchases	994,322
Proceeds from Sales	(97,901)
Net Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	35,338
Value, End of Period	$2,251,661
Dividend Income	$—

Shares, Beginning of Period	11,721
Number of Shares Purchased	8,785
Number of Shares Sold	(858)
Shares, End of Period	19,648

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period was as follows:

Ordinary Income
CTEF(a)	$—
CTIF(b)	1,776,538
(a) Inception date of the Fund was June 17, 2025.
(b) Inception date of the Fund was June 24, 2025.

NOTE 8 – PAYMENTS FROM AFFILIATES

During the current fiscal period, an affiliate reimbursed the Fund in the amount of $19,374 for losses related to an error. The reimbursement amount is reflected in the Fund’s Statements of Operations as “Payments from affiliates.”

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 5-6, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Castellan Targeted Equity ETF and Castellan Targeted Income ETF (each, a “Fund,” and together, the “Funds”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), (ii) the Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Adviser, and Castellan Group, LLC (“Castellan”), and (iii) the Investment Sub-Advisory Agreement (collectively, the “Agreements”) among the Trust, on behalf of each Fund, the Adviser, Castellan, and Arin Risk Advisors, LLC (“Arin” and, together with Castellan, the “Sub-Advisers”) each for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Advisers relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Advisers, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and each Sub-Adviser to each Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and each Fund and arranging service providers for a Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to each Fund, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Advisers’ personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Advisers’ resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Advisers.
Performance. Performance information was not available for each Fund as they had not yet commenced investment operations. However, the Board was presented with information regarding the performance of certain separately managed accounts of Castellan that utilize the same strategy as a Fund. The Board noted that, with respect to the targeted equity strategy, the separately managed accounts had underperformed their respective benchmark for the one-year period ended March 31, 2025, but outperformed for the three-year, five-year, and since-inception periods. The Board noted that, with respect to the targeted income strategy, the separately managed accounts had underperformed their respective benchmark for the one-year period, but outperformed for the three-year, five-year, and since-inception periods ended March 31, 2025.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Advisers, respectively. The Board compared each Fund’s management fee and net expense ratio to those of a peer group of

ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Advisers.
The Board noted that each Fund’s proposed management fee and net expense ratio were below the average of its respective peer group. The Board considered each Fund’s fee arrangement, in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with each Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fees, the Board noted that they were payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Funds. It was noted that Castellan manages separately managed accounts that follow strategies similar to the Funds and which are charged a higher management fee than the respective Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Advisers in connection with providing their respective services to each Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Advisers with respect to each Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of each Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with each Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as Castellan, which serves as the sponsor of each Fund. The Board discussed the financial condition of the Sub-Advisers, noting that each Sub-Adviser has sufficient capital to maintain its commitment to each Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Advisers might derive ancillary benefits from each Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Advisers were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that each Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreements, including the compensation payable under each Agreement, were fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreements was in the best interests of each Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 28, 2026